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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: King Investment Advisors, Inc.
Address:   1980 Post Oak Boulevard
           Suite 2400
           Houston, TX 77056

Form 13F File Number: 28-1717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Roger E. King
Title: President
Phone: 713-961-0462

Signature, Place, and Date of Signing:


------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    94

Form 13F Information Table Value Total: $867,779,910

List of Other Included Managers: 0
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
Abbott Laboratories	Common	002824100	$961,212  	26,200	X				26,200	0	0
Ackerley Group	Common	004527107	$613,305	37,170	X				28,482	0	8,688
Ace Limited	Common	G0070K103	$645,023	39,847	X				24,730	0	15,117
Adelphia Communications CL A.	Common	006848105	$33,473,630	515,474	X				465,262	0	50,212
AllTel Corp	Common	020039103	$386,668	4,694	X				4,694	0	0
Amerisource	Common	03071P102	$1,000,854	65,900	X				42,234	0	23,666
Allstate Corp.	Common	020002101	$547,632 	22,818	X				22,818	0	0
American Express Co	Common	025816109	$248,625 	1,500	X				1,500	0	0
American International Group	Common	026874107	$672,620 	6,210	X				6,210	0	0
Astoria Financial Corp.	Common	046265104	$14,498,552	468,681	X				418,893	0	49,788
AT&T Corp.	Common	001957109	$4,665,334 	92,727	X				92,727	0	0
AT&T New Liberty	Common	001957208	$4,393,862 	78,200	X				78,200	0	0
Automatic Data Processing, Inc.	Common	053015103	$2,967,507 	54,263	X				54,263	0	0
Barra	Common	068313105	$332,955 	10,570	X				6,982	0	3,588
Beckman Coulter Inc	Common	075811109	$20,670,574	410,334	X				386,329	0	24,005
Block H & R Inc.	Common	093671105	$4,261,796 	97,135	X				75,501	0	21,634
BMC Software Inc.	Common	097923105	$21,445,919	269,760	X				244,300	0	25,460
Boeing Company	Common	097923105	$3,346,983 	81,139	X				81,139	0	0
Boston Scientific	Common	101137107	$3,346,426	149,561	X				125,129	0	24,432
Broadwing	Common	111620100	$67,270,152	1,821,188	X				1,683,995	0	137,193
Boise Cascade Corp.	Common	097383103	$617,118 	15,525	X				15,525	0	0
Cabletron Systems, Inc.	Common	126920107	$4,681,950 	180,075	X				161,325	0	18,750
Cablevision Systems	Common	12686C109	$29,406,561	402,485	X				370,676	0	31,809
Cadence Design	Common	127387108	$2,057,915	90,210	X				85,466	0	4,744
Catellus Development	Common	149111106	$943,368 	71,535	X				43,721	0	27,814
CBS Corporation	Common	126920107	$3,956,299 	63,555	X				44,813	0	18,742
Cendant Corporation	Common	151313103	$2,779,898	59,860	X				59,860	0	0
Charter One	Common	160903100	$1,113,670 	57,853	X				57,853	0	0
Centurytel Inc	Common	156686107	$3,901,296 	84,125	X				84,125	0	0
Chevron Corp.	Common	166751107	$4,054,837 	47,425	X				47,425	0	0
Citizens Utilities Co CL B	Common	177342201	$11,890,265 	845,530	X				708,788	0	136,743
Clearnet Communications CL A	Common	184902104	$28,790,818	884,171	X				810,007	0	74,164
Convergent Communicatons	Common	211914403	$3,138,519 	200,065	X				163,690	0	36,375
CSG Corporation	Common	126349109	$1,711,400 	42,785	X				37,251	0	5,534
Diebold Incorporated	Common	253651103	$18,278,693	790,430	X				725,859	0	64,572
Dime Bancorp Inc (New)	Common	25429Q102	$1,019,383 	67,120	X				49,887	0	17,233
Disney Walt	Common	254687106	$2,594,746 	89,090	X				89,090	0	0
Dow Chemical Co.	Common	260543103	$1,318,406 	10,045	X				10,045	0	0
Dura Pharmacaceuticals	Common	266325109	$30,116,943 	2,132,173	X				1,907,191	0	224,982
Electric Lightwave	Common	284895109	$1,029,515 	54,185	X				33,911	0	20,274
Elan Corp PLC	Common	284131208	$4,847,929 	169,360	X				166,248	0	3,112
First Data Corp.	Common	319963104	$2,992,462 	59,700	X				59,700	0	0
GATX	Common	361448103	$2,023,567 	60,745	X				58,639	0	2,106
General Electric Company	Common	369604103	$6,556,810 	42,302	X				41,505	0	797
Getty Images Inc	Common	374276103	$1,686,075 	35,590	X				28,014	0	7,576
Global Crossing Ltd	Common	3921A100	$49,728,890 	1,040,082	X				957,975	0	82,107
Great Atlantic & Pacific Tea Inc.	Common	390064103	$324,453 	11,650	X		 		6,990	0	4,660
Greenpoint Financial Corp.	Common	395384100	$1,674,234 	71,625	X				68,035	0	3,590
GTE Corp.	Common	362320103	$4,942,999 	70,238	X				70,238	0	0
Harley Davidson, Inc.	Common	412822108	$4,471,038 	72,626	X				72,626	0	0
Helen of Troy	Common	G4388N106	$610,098 	82,030	X				82,030	0	0
Hewlett-Packard Company	Common	428236103	$2,188,021 	18,985	X				18,985	0	0
Honeywell Inc.	Common	438506107	$4,080,647 	74,109	X				74,109	0	0
IMS Health	Common	449934108	$12,186,121 	452,385	X				415,684	0	36,702
International Business Machines Corp.	Common	459200101	$2,547,903 	23,429	X				23,429	0	0
Johnson & Johnson	Common	478160104	$3,571,326 	38,196	X				38,196	0	0
Koninklijke Philips Elect. NV	Common	500472204	$11,406,103 	85,479	X				71,680	0	13,799
Lehman Brothers Holdings, Inc.	Common	524908100	$6,074,079 	71,565	X				71,565	0	0
Liberty Corp	Common	530370105	$622,042 	14,745	X				9,089	0	5,656
Local Financial	Common	539553017	$554,679 	54,115	X				43,037	0	11,078
Manpower, Inc. 	Common	56418H100	$596,525 	15,570	X				15,570	0	0
Mediaone Group, Inc.	Common	912889201	$5,708,963 	74,688	X				74,519	0	169
MGIC Investment Corp.	Common	552848103	$1,600,283 	26,755	X				26,755	0	0
Minnesota Mining &  Mfg. Company	Common	604059105	$239,010 	2,480	X				2,480	0	0
Motorola Inc.	Common	65332V103	$494,125 	3,350	X				3,350	0	0
Mylan Labs	Common	628530107	$515,075 	20,970	X				20,970	0	0
Nextel Communications, Inc.	Common	65332V103	$55,653,339 	541,968	X				513,832	0	28,136
Omnipoint Corp.	Common	68212D102	$62,904,069 	546,398	X				488,449	0	57,949
Paxson Communications	Common	704231109	$3,065,555 	266,570	X				234,398	0	32,172
Peoples Heritage Fin'l	Common	711147108	$1,272,376 	85,180	X				72,992	0	12,188
Perot Systems	Common	714265105	$542,486 	28,090	X				21,617	0	6,473
Policy Management	Common	731108106	$471,096 	18,295	X				12,697	0	5,598
Price Communications Corp	Common	741437305	$19,137,648 	689,645	X				648,555	0	41,090
RSL Communications LTD - CL A	Common	G7702V102	$4,856,150 	298,840	X				279,829	0	19,011
Reader's Digest Association, Inc.	Common	755267101	$216,787 	7,380	X				7,380	0	0
Reliastar Financial Corp.	Common	75952U103	$16,137,585 	410,495	X				372,589	0	37,906
Rural Cellular Corp. 	Common	781904107	$3,350,250 	37,225	X				32,135	0	5,090
Schlumberger Ltd.	Common	806857108	$2,494,265 	42,820	X				42,820	0	0
Smithkline Beecham PLC ORD A	Common	832378301	$3,576,258 	56,766	X				56,766	0	0
St. Jude Medical, Inc.	Common	798049103	$30,121,617 	987,594	X				887,383	0	100,211
Telephone & Data Systems, Inc.	Common	879433100	$45,895,979 	373,898	X				338,006	0	35,892
Texas Instruments Inc.	Common	882508104	$10,796,298 	108,642	X				108,642	0	0
Time Warner, Inc.	Common	887315109	$552,337 	7,725	X				7,725	0	0
UnitedGlobalCom, Inc.	Common	913247508	$121,105 	7,962,654	X				85,111	0	35,994
US Cellular	Common	911684108	$2,431,584 	24,090	X				21,364	0	2,726
Viatel Inc	Common	925529208	$55,717,451 	1,055,005	X				954,096	0	100,909
Vodafone Group ADR	Common	92857T107	$4,290,345 	85,380	X				85,380	0	0
Voicestream Wireless	Common	928615103	$4,495,500 	33,300	X				33,300	0	0
Washington Mutual	Common	939322103	$15,454,740 	591,569	X				548,989	0	42,580
Watson Pharmaceutical Inc	Common	95988E204	$20,494,759 	573,280	X				503,976	0	69,305
Western Wireless Corp.	Common	95988E204	$17,853,490 	266,470	X				214,630	0	51,840
Williams Communication	Common	969455104	$4,586,775 	159,540	X				156,059	0	3,481
Winstar Communications Inc	Common	975515107	$9,134,820 	124,495	X				117,864	0	6,632
Young Broadcasting Corp - A	Common	987434107	$760,560 	15,845	X				11,097	0	4,748
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